INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities Composition [Table Text Block]
Deferred tax assets and liabilities:

1.	Composition, net:

	December 31,
	2012	2013

Net operating losses carried forward	$44,822	$32,414
Allowances, reserves and intangible assets	(487)	3,409
Capitalized software costs	(3,140)	(1,723)
Differences in measurement basis (cash basis for tax purposes)	(6,770)	(6,104)

	34,425	27,996
Valuation allowance	(25,407)	(20,692)

Total	$9,018	$7,304

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Presentation in balance sheets:

	December 31,
	2012	2013

Other current assets (Note 17c)	$7,527	$4,876
Other non-current assets	13,618	13,152
Other current liabilities	(4,143)	(2,567)
Long-term liabilities	(7,984)	(8,157)

	$9,018	$7,304

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	Income before taxes on income:
	Year ended December 31,
	2011	2012	2013

Domestic	$32,692	$37,430	$47,717
Foreign	10,258	12,893	7,582

Total	$42,950	$50,323	$55,299

Schedule Of Components Of Income Tax Expense Benefit Statements Of Operations [Table Text Block]
Income taxes included in the statements of income:

	Year ended December 31,
	2011	2012	2013
Current taxes:

Domestic	$8,351	$5,955	$5,474
Foreign	1,136	1,113	2,526

	9,487	7,068	8,000
Deferred taxes:

Domestic	(3,948)	(453)	2,464
Foreign	150	(32)	(1,538)

Deferred taxes, net	(3,798)	(485)	926

Taxes on income	$5,689	$6,583	$8,926

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2011	2012	2013

Income before income taxes, as per the statement of operations	$42,950	$50,323	$55,299

Statutory tax rate in Israel	24%	25%	25%

Theoretical tax expense	10,308	12,581	13,825
Reconciliation:
Non-deductible expenses	1,539	1,965	810
Effect of different tax rates	922	547	813
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	883	(761)	(183)
Effect of change in Israel tax rates	(1,606)	-	(677)
Prior year losses and temporary differences for which deferred taxes were recorded, net	(6,692)	(4,179)	(1,110)
Uncertain tax position	297	(1,260)	(3,560)
Taxes in respect of prior years	(707)	(2,456)	(638)
Other	745	146	(354)

Income taxes as per the statement of operations	$5,689	$6,583	$8,926

Effective tax rate - in %	13.2%	13.1%	16.1%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2012	$4,181

Increase due to consolidation of Sapiens	1,566
Increase related to current year tax positions	66
Decrease related to prior years' tax positions	(401)

Settlements with tax authorities	(925)

Balance as of December 31, 2012	4,487

Increase due to deconsolidation of Sapiens	(634)
Increase related to current year tax positions
Decrease related to prior years' tax positions	(2,836)

Balance as of December 31, 2013	$1,017